UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04024

Dryden California Municipal Fund

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 05/31/2008

Item 1.	Schedule of Investments

Dryden California Municipal Fund: California Income Series

Schedule of Investments

as of May 31, 2008 (Unaudited)

Description(a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.8% Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,685,380
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	2,000	2,053,340
Berkeley Uni. Sch. Dist. Election of 2000, F.G.I.C., G.O.	Baa3	5.00	8/01/31	1,645	1,647,287
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (Converts to 5.25%on 12/01/10)	Baa3	zero	6/01/21	1,000	782,740
California Ed. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,845,817
California Hlth. Facs. Fin. Auth., Rev., Rfdg., Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	2,028,540
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	zero	2/01/15	7,225	4,278,933
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,512,795
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.25	2/01/38	2,000	2,040,900
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	1,022,505
California Poll. Ctrl. Fin. Auth. Rev. Sld. Wste. Disp. Wste. Mgmt., Inc.
Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	437,170
Rfdg. Pacific Gas-D-Rmkt. A.M.T., F.G.I.C.	A3	4.75	12/01/23	2,500	2,147,350
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge., Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	90	92,183
California St. Dept. Wtr. Res. Pwr. Rev.,
Ser. A	Aa3	5.00	5/01/17	3,320	3,485,801
Central VY Proj., Ser. A	Aa2	5.00	12/01/29	2,000	2,084,740
California St.
G.O. (Pre-refunded date 4/01/14)(d)	A1	5.50	4/01/30	225	253,616
G.O., Various Purp.	A1	5.00	3/01/27	2,000	2,028,080
G.O., Various Purp.	A1	5.50	3/01/26	1,000	1,065,160
G.O. Unrefunded balance	A1	5.50	4/01/30	5	5,181
California St. Pub. Wks. Brd., Lease Rev., Dept.,
Corrections & Rehab. Ser. F	A2	5.00	11/01/21	1,460	1,508,925
General Service, Ser. J	A2	5.25	6/01/28	750	763,253
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,464,554
California Statewide Cmntys. Dev. Auth. Rev.,
Irvine LLC, U.C.I. East Rfdg.	Baa2	5.00	5/15/32	2,000	1,815,800
Insd. St. Joseph. Ser. F Rmkt. F.S.A.	Aaa	5.25	7/01/21	2,500	2,690,500
Kaiser, Ser. C	A+(c)	5.25	8/01/31	1,000	1,000,580
Drew Sch.	NR	5.30	10/01/37	1,000	852,780
Windrush Sch.	NR	5.50	7/01/37	1,000	879,440

California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR	zero	9/01/22	4,440	1,990,319
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,445	1,452,341
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,363,685
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	972,090
Colton Joint Unified School Dist. G.O., F.G.I.C.	A2	5.25	2/01/21	1,830	1,944,759
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,043,780
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,099,029
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,023,480
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	479,242
Folsom Spec.Tax, Cmnty. Facs., Dist. No. 7,
Broadstone	NR	6.00	9/01/24	2,450	2,444,684
Dist. No. 10 (Pre-refunded date 9/01/09)(d)	NR	6.875	9/01/19	770	829,329
Dist. No. 10 (Unrefunded Balance)	NR	6.875	9/01/19	1,230	1,269,409
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd.,
Convertible C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	zero	1/15/28	2,890	2,676,400
Ser. A (Pre-refunded Date 1/01/10)(d)	Aaa	7.15	1/01/13	4,750	5,206,807
Galt Jt. Un. High Sch. Dist. Election 2005, Ser. B, F.G.I.C., G.O.	Baa3	5.00	8/01/31	1,310	1,311,284
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,415,072
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev.,
Asset-Bkd, Sr. Ser. A-1	Baa3	5.75	6/01/47	2,000	1,738,100
Ser. 2003-A-1 (Pre-refunded date 6/01/13)(d)	Aaa	6.75	6/01/39	2,700	3,099,249
Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	zero	6/01/23	3,000	2,557,740
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Aaa	zero	2/01/19	2,110	1,285,201
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	A1	zero	8/01/23	2,000	913,920
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000	1,120,600
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,535	2,564,406
Loma Linda Hospital Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	2,000	1,992,640
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aa2	6.00	5/15/19	3,000	3,341,850
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave.	NR	6.375	9/01/23	3,000	3,050,130
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.(d)	Aaa	zero	9/01/10	3,770	3,560,275
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50	6/01/21	1,500	1,505,280
Metro. Wtr. Dist. of Southern California Waterworks Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75	8/10/18	2,000	2,281,440
Unrefunded Balance, Ser. A	Aa2	5.75	7/01/21	2,240	2,573,290
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	Baa3	5.00	9/01/27	1,555	1,565,667

Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1(Pre-refunded date 10/01/10)(d)	NR	7.10		10/01/30	1,320	1,483,812
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	385	399,953
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S., A.M.B.A.C., T.C.R.S.(e)	Aaa	6.20		2/14/11	9,000	9,800,639
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(f)	Aa2	8.542	(g)	2/14/11	1,500	1,766,880
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25		9/01/23	2,000	2,040,120
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500	1,629,405
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos
Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.	Aaa	zero		8/01/26	1,375	512,146
Ser. B, F.S.A.(Pre-refunded date 8/01/13)(d)	Aaa	5.80		8/01/34	2,700	3,098,250
Port Oakland Rfdg, Inter. Lien, Ser. A,
M.B.I.A., A.M.T.	Aaa	5.00		11/01/29	3,000	2,866,950
Ser. F, F.G.I.C., A.M.T.	A1	5.75		11/01/16	3,300	3,352,338
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus.Ctr.	NR	6.75		8/15/15	1,000	1,023,610
Puerto Rico Comnwlth. Govt. Dev. Bk.,
Ser. C, G.O., A.M.T.	Baa3	5.25		1/01/15	1,000	1,048,100
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Baa3	5.25		7/01/17	1,260	1,321,916
Pub. Impt. Ser. A, G.O. (Pre-refunded date 7/01/16)(d)	Baa3	5.25		7/01/30	570	645,280
Unrefunded Balance	Baa3	5.25		7/01/30	430	426,646
Puerto Rico Electric Pwr. Auth. Pwr.,
Ser. TT	A3	5.00		7/01/22	750	754,868
Ser. TT	A3	5.00		7/01/32	750	735,555
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs.,
Ser. N, Rfdg., Comwlth. Gtd.	Baa3	5.50		7/01/19	2,500	2,578,300
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.00		7/01/47	2,500	2,340,075
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S., M.B.I.A.,
Partial E.T.M.(d)	Aaa	6.368		7/01/22	100	118,182
M.B.I.A., E.T.M.(d)(f)	Aaa	8.53	(g)	7/01/22	3,090	4,213,648
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty.
Facs., Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(d)	NR	6.90		9/01/20	1,320	1,475,206
Dist. No. 7, (Pre-refunded date 9/01/10)(d)	NR	7.00		9/01/30	1,000	1,119,670
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	zero		8/01/16	1,400	991,746
Sacramento City Fin. Auth., Ser. B, C.A.B.S., M.B.I.A.	Aaa	zero		11/01/17	5,695	3,702,775
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., M.B.I.A.	Aaa	zero		11/01/16	5,700	3,931,746
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Rfdg. Regl., Ser. B, F.G.I.C.	Aa3	2.591	(g)	12/01/35	1,000	800,000
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/28	2,500	2,522,650

San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	3,000	3,028,920
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,179,610
San Diego. Cnty. Calif. Wtr. Auth. Wtr. Rev., C.O.P. Ser. 2008 A	Aaa	5.00	5/01/38	2,500	2,564,800
San Francisco City & Cnty. Arpts. Commn. Intl. Arpt. Rev. Ref., Amt. Second. Ser. 34E, F.S.A., A.M.T.	Aaa	5.75	5/01/21	1,500	1,607,685
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	zero	7/01/09	2,000	1,942,380
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(d)	Aaa	zero	1/01/11	2,000	1,859,800
San Jose Evergreen Cmnty. College Dist., Election 2004, Ser. B, C.A.B.S., F.S.A., G.O.	Aaa	zero	9/01/17	1,000	668,020
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,181,276
Santa Margarita Wtr. Dist. Spl. Tax, Fac. Dist. 99-1 Escrow (Pre-refunded date 9/01/09)(d)	NR	6.25	9/01/29	1,960	2,094,319
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,435,720
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	A2	zero	8/01/29	1,250	387,875
Santa Monica Cmnty. College Dist., Election 2002, Ser. A, C.A.B.S., F.G.I.C., G.O.	Aa2	zero	8/01/28	1,055	363,163
Southern California Pub. Pwr. Auth.,
PNC GIC Pwr. Proj.(e)	A2	6.75	7/01/10	5,265	5,711,313
PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,162,320
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.(d)	Aaa	zero	7/01/16	16,325	11,941,084
Sulphur Springs Uni. Sch. Dist., Ser. A, C.A.B.S., G.O., M.B.I.A.	Aaa	zero	9/01/11	3,000	2,704,530
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	1,666,040
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,126,260
University of CA Rev., UCLA Med. Ctr.,
Ser. A, A.M.B.A.C. (Pre-refunded date 5/15/12)(d)	Aaa	5.25	5/15/30	1,000	1,095,010
Unrefunded, Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	1,000	1,031,190
Vallejo, Touro Univ., C.O.P. (Pre-refunded date 6/01/09)(d)	NR	7.375	6/01/29	2,500	2,673,400
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(f)(h)	C(c)	6.50	5/15/25	1,000	694,000

Total long-term investments (cost $207,982,092)					218,964,029

SHORT-TERM INVESTMENTS 1.2%
California St. Dept. Wtr. Res. Pwr. Supply Rev., Var. Subser. B-3, F.R.D.D.(b)	VMIG1	1.10	6/02/08	600	600,000
California St. Mun. Secs. Tr. Rcpts., SGA 135, G.O., A.M.B.A.C., F.R.D.D. T.C.R.S. (b)	A-1+(c)	3.00	6/02/08	1,000	1,000,000
Irvine Calif. Impt. Bd. Act 1915, Adj. Ltd. Oblig. Assmt. 04-20-B, F.S.A., F.R.D.D.(b)	VMIG1	1.00	6/02/08	800	800,000

Metropolitan Wtr. Dist. Southn. Calif. Wtrwks. Rev., Ser. C-2, F.R.D.D.(b)	VMIG1	1.40	6/02/08	300	300,000

Total short-term investments (cost $2,700,000)					2,700,000

Total Investments 99.0% (cost $210,682,092)(i)					221,664,029
Other assets in excess of liabilities(j) 1.0%					2,311,574

Net Assets 100.0%					$223,975,603

†	The ratings reflected are as of May 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2008.
(h)	Indicates a security is restricted for sale.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 210,206,445	$14,901,767	$3,444,183	$11,457,584

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
127	U.S. Treasury 5 Yr. Notes	Sep. 2008	$14,128,829	$13,962,063	$(166,766)
25	U.S. Long Bond	Jun. 2008	2,957,495	2,861,719	(95,776)
23	U.S. Long Bond	Sep. 2008	2,616,788	2,610,500	(6,288)

	Short Positions:
2	U.S. Treasury 10 Yr. Notes	Sep. 2008	226,804	224,813	1,991

					$(266,839)

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund/California Income Series (the “Fund”) values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2008, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date July 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date July 24, 2008

*	Print the name and title of each signing officer under his or her signature.